Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Summary of accounts receivable, net

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable – third parties	7,819,344	10,666,230	1,461,268
Less: allowance for expected credit losses	—	(102,200)	(14,002)
Accounts receivable, net	7,819,344	10,564,030	1,447,266

Summary of aging of accounts receivable based on the services provided

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Within 90 days	3,127,336	3,606,000	494,020
90 – 180 days	2,737,936	3,606,000	494,020
180 days – 1 year	1,954,072	3,454,230	473,228
Accounts receivable	7,819,344	10,666,230	1,461,268